Nature of Business - Additional Information (Detail)						12 Months Ended
	Mar. 11, 2015 USD ($) $ / shares shares	Nov. 26, 2014 USD ($) $ / shares shares	Nov. 20, 2014 shares	Oct. 30, 2013 USD ($) $ / shares shares	Oct. 23, 2013 $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2015 $ / shares shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issued during period, shares, stock splits					105,187.363
Common stock, shares issued | shares					105,187,363	130,959,113		132,024,558
Common stock, shares outstanding | shares					105,187,363	130,914,333		131,938,485
Common stock, shares authorized | shares					500,000,000	500,000,000		500,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized | shares					5,000,000	5,000,000		5,000,000
Net proceeds from issuance of common stock						$ 43,500,000	$ 252,612,000
Stock issuance cost						$ 2,405,176	$ 18,219,271
Initial Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares issued | shares				21,051,000
Common stock, per share | $ / shares				$ 12.00
Gross proceeds from initial public offering after deducting underwriting discounts, commissions and expenses payable				$ 252,600,000
Net proceeds from initial public offering after deducting underwriting discounts, commissions and expenses payable				$ 232,100,000
Follow-On Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares issued | shares		3,000,000	13,000,000
Common stock, per share | $ / shares	$ 19.00	$ 14.50
Number of shares sold by the selling stockholders | shares	12,000,000	10,000,000
Gross proceeds from issuance of common stock		$ 43,500,000
Net proceeds from issuance of common stock		41,100,000
Underwriting discounts and commissions		1,700,000
Stock issuance cost		$ 700,000
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares sold by the selling stockholders | shares	1,800,000	1,950,000	1,950,000
Selling Stockholders [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock issuance cost	$ 700,000	$ 300,000